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                               SEMI-ANNUAL REPORT










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                            For the Six Months Ended
                                December 31, 2000

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                                     [LOGO]

Dear Shareholders,

As mentioned in our last report, the first six months of 2000 began to show signs of an economic slowing. In the last six months, the market has increasingly struggled with the magnitude and length of this slowdown. At first, the "soft landing" scenario tempered the decline in the equity market. However, as evidence continued to suggest the possibility of something more severe, the market decline accelerated. With an increasing number of companies warning of earnings disappointments, and with year-end tax selling and mutual fund redemptions, the selling pressure intensified during the last three months creating an 8% decline in the S&P 500 for the fourth quarter.

Evidence of a slowing economy has not gone unnoticed by the Federal Reserve. The commentary from the December FOMC meeting suggested a willingness to address this slowdown with lower interest rates. In fact, as this report is being written, the Federal Reserve has moved to lower fed funds by 50 basis points. This is the first rate decrease in two years; and while it will not immediately impact the economic slowdown, it may influence the magnitude and length of it.

In the last six months, the technology sector has continued to underperform. We have suggested on several occasions that this sector is attractive to us if companies can be purchased at reasonable prices. The selling pressure that existed during the last several months of 2000 created some very attractive prices. To that point, we initiated positions in Lucent Technologies and Microsoft. In addition, we took advantage of the strength in some of the more defensive areas to sell Abbott Laboratories, Kimberly Clark and Guidant Corporation.

For the year 2000, the Matterhorn Growth Fund was -4.8%. This significantly outperformed the Lipper Large Cap Core Fund Index performance of -9.0% and the S&P 500 of -10.1%. We remain constructive on the equity market and expect the year 2001 to show positive results.

Sincerely yours,

/s/ Gregory A. Church

Gregory A. Church
Portfolio Manager




Past performance is nor guarantee of future performance. For the 1, 5 and 10 years ending December 31, the Fund had the following returns: -4.83%, 10.56% and 13.12% respectively.

                        THE MATTERHORN GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS at December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                              -----------

COMMON STOCKS: 96.6%

DRUGS & PHARMACEUTICALS: 20.6%
  5,000   Elan Corp PLC, ADR*                                       $   234,062
  5,000   Eli Lilly & Co.                                               465,312
  7,966   Glaxo Wellcome PLC*                                           446,096
  5,000   Johnson & Johnson                                             525,312
                                                                    -----------
                                                                      1,670,782
                                                                    -----------
ELECTRONIC COMPONENTS: 9.3%
  5,000   Agilent Technologies, Inc.*                                   273,750
  9,000   Corning, Inc.                                                 475,312
                                                                    -----------
                                                                        749,062
                                                                    -----------
ELECTRONIC PARTS DISTRIBUTION: 3.7%
 14,000   Avnet, Inc.                                                   301,000
                                                                    -----------
INSURANCE - MULTILINE: 2.6%
  3,000   Hartford Financial Services Group, Inc.                       211,875
                                                                    -----------
INTERNET SERVICES: 1.0%
 15,000   At Home Corp.*                                                 82,969
                                                                    -----------
NETWORKING: 2.4%
  5,000   Cisco Systems, Inc.*                                          191,250
                                                                    -----------
OFFICE EQUIPMENT & SUPPLIES: 14.7%
  8,000   Hewlett-Packard Co.                                           252,500
  6,000   LSI Logic Corp.*                                              102,540
 30,000   Sun Microsystems, Inc.*                                       834,375
                                                                    -----------
                                                                      1,189,415
                                                                    -----------
OIL - FIELD SERVICES: 2.7%
  6,000   Halliburton Co.                                               217,500
                                                                    -----------
SEMICONDUCTORS: 2.9%
  5,000   Texas Instruments, Inc.                                       236,875
                                                                    -----------
SOFTWARE: 5.9%
  5,000   First Data Corp.                                              263,438
  5,000   Microsoft Corp.*                                              217,500
                                                                    -----------
                                                                        480,938
                                                                    -----------
TELECOMMUNICATIONS: 14.3%
 10,000   Lucent Technologies, Inc.                                     135,000
 10,000   Nortel Networks Corp.                                         320,625
  5,000   Qwest Communications International*                           205,000
 10,000   Verizon Communications                                        501,250
                                                                    -----------
                                                                      1,161,875
                                                                    -----------
TELECOMMUNICATIONS - SERVICES: 16.5%
  4,000   Alltel Corp.                                                  249,750
  5,000   AT&T Corp.                                                     86,563
  7,000   BellSouth Corp.                                               286,563
  5,000   CenturyTel, Inc.                                              178,750
  5,000   Motorola, Inc.                                                101,250
  9,000   SBC Communications, Inc.                                      429,750
                                                                    -----------
                                                                      1,332,626
                                                                    -----------
TOTAL COMMON STOCKS (cost $6,312,771)                                 7,826,167
                                                                    -----------

                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 9.6%

MONEY MARKET INVESTMENT: 9.6%
774,172   Firstar Stellar Treasury Fund (cost $774,172)             $   774,172
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $7,086,943): 106.2%                                           8,600,339

     Liabilities in excess of Other Assets: (6.2)%                     (499,604)
                                                                    -----------
     NET ASSETS: 100.0%                                             $ 8,100,735
                                                                    ===========

*    Non-income producing security.

     At December 31, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and de- preciation were as follows:

     Gross unrealized appreciation                                  $ 1,868,974
     Gross unrealized depreciation                                     (355,578)
                                                                    -----------
     Net unrealized appreciation                                    $ 1,513,396
                                                                    ===========

See accompanying Notes to Financial Statements.

                        THE MATTERHORN GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $7,086,943) .........   $ 8,600,339
  Receivables:
    Dividends and interest ......................................         9,187
    Fund shares sold ............................................           849
  Prepaid expenses and other assets .............................        14,938
                                                                    -----------
      Total assets ..............................................     8,625,313
                                                                    -----------
LIABILITIES
  Payables:
    Securities purchased ........................................       474,125
    Due to advisor ..............................................         7,554
    Administration fees .........................................         3,616
    Distribution fees ...........................................         1,771
    Fund shares redeemed ........................................           162
  Accrued expenses ..............................................        37,350
                                                                    -----------
      Total liabilities .........................................       524,578
                                                                    -----------

  NET ASSETS ....................................................   $ 8,100,735
                                                                    ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($8,100,735/1,167,607 shares outstanding; 100,000,000
    shares authorized with $.001 par value) .....................   $      6.94
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital ...............................................   $ 6,353,514
  Accumulated net investment loss ...............................       (85,216)
  Accumulated net realized gain on investments ..................       319,041
  Net unrealized appreciation on investments ....................     1,513,396
                                                                    -----------
      Net assets ................................................   $ 8,100,735
                                                                    ===========

See accompanying Notes to Financial Statements.

                        THE MATTERHORN GROWTH FUND, INC.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Interest ....................................................   $    53,149
    Dividends ...................................................        12,920
    Other .......................................................         2,333
                                                                    -----------
      Total income ..............................................        68,402
                                                                    -----------
  Expenses
    Advisory fees ...............................................        45,963
    Professional fees ...........................................        24,473
    Administration fees .........................................        20,164
    Distribution fees ...........................................        11,491
    Transfer agent fees .........................................        10,189
    Fund accounting fees ........................................         8,662
    Miscellaneous ...............................................         7,449
    Audit fees ..................................................         7,515
    Registration expense ........................................         5,696
    Legal fees ..................................................         4,077
    Reports to shareholders .....................................         3,521
    Custody fees ................................................         2,599
    Directors fees ..............................................         1,819
                                                                    -----------
      Total expenses ............................................       153,618
                                                                    -----------
        NET INVESTMENT LOSS .....................................       (85,216)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ..............................       319,371
  Net unrealized depreciation on investments ....................    (1,670,104)
                                                                    -----------
    Net realized and unrealized loss on investments .............    (1,350,733)
                                                                    -----------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......   $(1,435,949)
                                                                    ===========

See accompanying Notes to Financial Statements.

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                        THE MATTERHORN GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED    YEAR ENDED
                                               DECEMBER 31, 2000*  JUNE 30, 2000
                                               ------------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss .........................   $   (85,216)      $  (184,573)
  Net realized gain on investments ............       319,371           955,233
  Net unrealized appreciation (depreciation)
    on investments ............................    (1,670,104)          761,069
                                                  -----------       -----------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ...............    (1,435,949)        1,531,729
                                                  -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain ......................      (527,423)         (387,572)

CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets derived
    from net change in outstanding shares (a)..       391,601          (663,177)
                                                  -----------       -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS ...    (1,571,771)          480,980

NET ASSETS
  Beginning of period .........................     9,672,506         9,191,526
                                                  -----------       -----------
  END OF PERIOD ...............................   $ 8,100,735       $ 9,672,506
                                                  ===========       ===========

(a) A summary of capital share transactions is as follows:

                                  SIX MONTHS ENDED             YEAR ENDED
                                 DECEMBER 31, 2000           JUNE 30, 2000
                                -------    ---------    -----------------------
                                SHARES       VALUE       SHARES        VALUE
                                -------    ---------    --------    -----------
Shares sold                      44,546    $ 381,806      60,890    $   480,027
Shares issued in reinvestment
  of distributions               71,337      507,919      49,385        371,873
Shares redeemed                 (59,516)    (498,124)   (192,569)    (1,515,077)
                                -------    ---------    --------    -----------
Net increase (decrease)          56,367    $ 391,601     (82,294)   $  (663,177)
                                =======    =========    ========    ===========

* Unaudited

See accompanying Notes to Financial Statements.

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                        THE MATTERHORN GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Unaudited)
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                             ENDED                        YEAR ENDED JUNE 30,
                                          DECEMBER 31,  ------------------------------------------------------
                                             2000+       2000        1999       1998        1997       1996(a)
                                            -------     -------     -------    -------     -------     -------
Net asset value, beginning of period ....   $  8.70     $  7.70     $  7.29    $  6.82     $  7.00     $  6.88
                                            -------     -------     -------    -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ...................     (0.07)      (0.17)      (0.15)     (0.11)      (0.07)      (0.12)
  Net realized and unrealized gain
    (loss) on investments ...............     (1.21)       1.50        1.52       0.85        0.74        0.85
                                            -------     -------     -------    -------     -------     -------
  Total from investment operations ......     (1.28)       1.33        1.37       0.74        0.67        0.73
                                            -------     -------     -------    -------     -------     -------
LESS DISTRIBUTIONS:
  From net realized gain ................     (0.48)      (0.33)      (0.93)     (0.27)      (0.85)      (0.61)
  Return of capital .....................        --          --       (0.03)        --          --          --
                                            -------     -------     -------    -------     -------     -------
  Total distributions ...................     (0.48)      (0.33)      (0.96)     (0.27)      (0.85)      (0.61)
                                            -------     -------     -------    -------     -------     -------
  Net asset value, end of period ........   $  6.94     $  8.70     $  7.70    $  7.29     $  6.82     $  7.00
                                            =======     =======     =======    =======     =======     =======

  Total return                               (14.90%)     17.98%      21.10%     11.22%      10.81%      11.60%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ..   $   8.1     $   9.7     $   9.2    $   9.0     $   9.2     $   8.8

RATIO TO AVERAGE NET ASSETS:
  Expenses (excluding interest) .........      3.35%       3.22%       3.57%      3.65%       4.00%       4.21%
  Interest expense ......................        --          --          --         --          --        0.02%
                                            -------     -------     -------    -------     -------     -------
  Total expense .........................      3.35%       3.22%       3.57%      3.65%       4.00%**     4.23%
                                            =======     =======     =======    =======     =======     =======

  Net investment loss ...................     (1.86%)     (2.01%)     (2.12%)    (1.32%)     (1.23%)     (1.64%)
                                            =======     =======     =======    =======     =======     =======

  Portfolio turnover rate ...............     72.27%     101.94%      68.93%    115.28%     137.38%      88.32%

                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------

                                     SIX MONTHS
                                       ENDED                   YEAR ENDED JUNE 30,
                                    DECEMBER 31,  -----------------------------------------------
                                       2000+       2000      1999      1998      1997     1996(a)
                                      -------     -------   -------   -------   -------   -------
BANK LOANS
Average amount of bank loans
  outstanding during the year
  (monthly average) (millions) ....      --          --        --        --        --      $0.01
Average number of shares
  outstanding during the year
  (monthly average) (millions)* ...      --          --        --        --        --      $1.31
Average amount of debt per
  share during the year ...........      --          --        --        --        --      $0.01

+    Unaudited.
*    Based on average month-end shares outstanding.
** In the absence of the expense reimbursement, expenses would have been 4.17% of average net assets for the year ended June 30, 1997.
(a) On March 15, 1996, the investment adviser changed, and Matterhorn Asset Management Corporation became the Fund's investment adviser.

See accompanying Notes to Financial Statements.

                        THE MATTERHORN GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Matterhorn Growth Fund, Inc. (the "Fund") was incorporated in the state of Maryland on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation for shareholders.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Securities traded on a national securities exchange or Nas-daq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there has been no sales, at the mean between the last bid and asked prices, and at the closing bid price for other securities traded in the over-the-counter market. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on an amortized cost basis. All other securities are valued at fair value as determined in good faith by the Board of Directors.

     B.   SECURITY  TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME.   Securities
          transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

          It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine, on a daily basis, that the value of such securities are sufficient to cover the value of the repurchase agreements.

     C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     D. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY AGREEMENTS. Pursuant to an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser"), the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's daily average net assets. The advisory fee paid to the Adviser for the six months ended December 31, 2000 totaled $45,963.

          The Fund is responsible for its own operating expenses.

     B. DISTRIBUTION AGREEMENTS. Bainbridge Securities Inc. ("Bainbridge") acts as distributor for shares of the Fund pursuant to a Distribution Agreement. Bain-bridge is an affiliate of the Adviser. For the six months ended December 31, 2000, Bainbridge received as commissions $23,796 from the Fund in connection with the purchases and sales of securities in the Fund's portfolio.

     C. DISTRIBUTION PLAN. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge as compensation for its services rendered.

     D. ADMINISTRATION AGREEMENT. Pursuant to an administration agreement with Investment Company Administration, L.L.C. ("Administrator"), the Fund pays the Administrator a monthly fee for its services at the annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $40,000.

     E. OTHER. The Fund pays each Director who is not an "interested person" a $300 attendance fee and reimburses them for expenses incurred to attend the meetings. Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and Distributor.

                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended December 31, 2000, were $6,400,741 and $6,876,154 respectively.

================================================================================


                               Investment Adviser
                     MATTERHORN ASSET MANAGEMENT CORPORATION
                       301 Oxford Valley Road, Suite 802B
                           Yardley, Pennsylvania 19067

                                   Distributor
                           BAINBRIDGE SECURITIES INC.
                       301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                          AMERICAN DATA SERVICES, INC.
                          150 Motor Parkway, Suite 109
                            Happauge, New York 11788
                                 1-800-637-3901


================================================================================

     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.